LOANS (excluding covered loans) - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 1,035,668	$ 861,033
Real Estate - Construction	80,741	73,517
Real Estate - Commercial	1,496,987	1,417,008
Real Estate Residential	352,931	318,210
Installment	47,133	56,810
Home equity	376,454	367,500
Non Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	1,035,668	861,033
Real Estate - Construction	80,741	73,517
Real Estate - Commercial	1,496,987	1,417,008
Total Commercial	2,613,396	2,351,558
Real Estate Residential	352,931	318,210
Installment	47,133	56,810
Home equity	376,454	367,500
Other	115,727	84,986
Total	892,245	827,506
Non Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	991,161	803,351
Real Estate - Construction	78,872	64,866
Real Estate - Commercial	1,422,215	1,307,370
Total Commercial	2,492,248	2,175,587
Non Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	23,053	29,663
Real Estate - Construction	65	65
Real Estate - Commercial	23,832	38,516
Total Commercial	46,950	68,244
Non Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	21,454	28,019
Real Estate - Construction	1,804	8,586
Real Estate - Commercial	50,940	71,122
Total Commercial	74,198	107,727
Non Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Total Commercial	0	0
Non Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	344,325	310,341
Installment	46,559	56,358
Home equity	373,472	364,248
Other	115,727	84,490
Total	880,083	815,437
Non Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	8,606	7,869
Installment	574	452
Home equity	2,982	3,252
Other	0	496
Total	$ 12,162	$ 12,069